Pension and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2019
Pension and other post-employment benefits [abstract]
Summary of Information on Plan Assets and Defined Benefit Obligation Per Country
Plan assets and defined benefit obligation per country
	Plan assets		Defined benefit obligation		Funded Status
	2019	2018	2019	2018	2019	2018
The Netherlands	454	394	634	540	–180	–146
United States	277	222	275	224	3	–3
United Kingdom	1,887	1,703	1,184	1,179	703	524
Belgium	590	547	676	636	–85	–88
Other countries	168	154	383	334	–214	–181
Funded status (Net defined benefit asset/liability)	3,377	3,019	3,151	2,913	226	106

Presented as:
- Other assets					709	527
- Other liabilities					–483	–421
					226	106

Schedule of Changes in Fair Value of Plan Assets
Changes in fair value of plan assets
	2019	2018
Opening balance	3,019	3,206
Interest income	70	66
Remeasurements: Return on plan assets excluding amounts included in interest income	274	–143
Employer's contribution	34	66
Participants contributions	2	3
Benefits paid	–126	–176
Exchange rate differences	104	–3
Closing balance	3,377	3,019

Actual return on the plan assets	344	–77

Schedule of Changes in Present Value of Defined Benefit Obligation and Other Post-Employment Benefits
Changes in defined benefit obligation and other post-employment benefits
	Defined benefit obligation		Other post-employment benefits
	2019	2018	2019	2018
Opening balance	2,913	3,140	76	87
Current service cost	28	39	–1	–4
Interest cost	65	61	3	2
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	–6	2
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	206	–153	7	–11
Participants’ contributions	2	3	1	1
Benefits paid	–130	–179	–1	–1
Past service cost		0
Exchange rate differences	73	2	1	2
Changes in the composition of the group and other changes	0	–1
Closing balance	3,151	2,913	84	76

Amount Recognised Directly in Other Comprehensive Income (Equity)
Amounts recognised directly in Other comprehensive income (equity) were as follows:

Changes in the net defined benefit assets/liability remeasurement reserve
	2019	2018
Opening balance	–394	–400

Remeasurement of plan assets	274	–143
Actuarial gains and losses arising from changes in demographic assumptions	6	–2
Actuarial gains and losses arising from changes in financial assumptions	–206	153
Taxation and Exchange rate differences	–15	–3
Total Other comprehensive income movement for the year	58	6

Closing balance	–336	–394

Summary of Pension and Other Staff-Related Benefit Costs
Pension and other staff-related benefit costs
	Net defined benefit asset/liability			Other post-employment benefits			Other			Total
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Current service cost	28	39	34	–1	–4	–3	1	22	–2	29	57	29
Net Interest cost	–5	–4	–4	3	2	3		0	1	–2	–2
Effect of curtailment or settlement			–3					–1			–1	–3
Other
Defined benefit plans	23	35	27	2	–1		2	21	–1	26	54	26

Defined contribution plans										340	331	355
										366	385	381